Employee Compensation (Details) - Knilo HoldCo AB (Successor Parent) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses by nature
Salaries and wages	$ 60,168	$ 47,478	$ 32,307
Share-based payments	11,060	8,047	2,524
Social security costs	13,408	11,337	6,148
Pension costs - defined contribution plans	5,576	4,390	2,685
Total employee benefits cost	$ 90,212	$ 71,252	$ 43,664